Fair Value Measurements - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cash and cash equivalents	$ 78,963	$ 9,743
Contract asset	2,588	450
Contract liability	2,652
Level 2
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contract asset	2,354
Contract liability	2,652
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of long-term debt	$ 85,163	$ 30,510